Accrued Liabilities and Other Liabilities	12 Months Ended
Dec. 31, 2021
Payables And Accruals [Abstract]
Accrued Liabilities and Other Liabilities
12.	Accrued liabilities and other liabilities

	As of December 31,
	2020	2021
Accrued liabilities and other current liabilities
VAT payable	—	128,939
Withholding tax payables due to restricted share units (Note a)	—	126,198
Salary and welfare payable	25,148	118,712
Other tax payables	874	19,128
Warranty reserve (Note b)	—	18,026
Customer refund	—	10,738
VAT received from customers related to contract liabilities	28,958	2,427
Rental deposits	4,011	2,120
Refund from depository bank – current	2,060	2,013
Others	2,292	9,093

Total	63,343	437,394

Other n on-current liabilities
Refund from depository bank – non-current	8,020	5,824

Note a: Upon vesting of the restricted share units, the Company withholds the shares to cover the statutory withholding requirement. As of December
 31 2021, RMB126,198
was withheld on behalf of the employee and was subsequently remitted to the tax authority in January 2022.

Note b: For mining equipment, the Company provides its customers for 360 days warranty, subject to certain conditions, such as normal use. The Company provides for the estimated costs of warranties at the time revenue is recognized. Factors that affect the Company’s warranty obligation include product defect rates and costs of repair or replacement.
Movement of provision for warranty is as follows:

For the year ended December 31, 2021
Accrued warranty—beginning of year	—
Accrual for warranties issued during the year	28,826
Warranty claims paid	(10,800)
Accrued warranty—end of year	18,026